SHAREHOLDERS' EQUITY (Details 1) (Nonemployee Stock Option [Member], December 2, 2014 [Member], USD $)	12 Months Ended
Dec. 31, 2014
Nonemployee Stock Option [Member] | December 2, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Date Of Grant	Dec. 02, 2014
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Outstanding Number	20,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Exercise Price	$ 7.78
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Expiration Date	Dec. 02, 2024